SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total assets	¥ 29,792,974	¥ 21,463,979
Total liabilities	23,226,284	15,881,643
Variable Interest Entity, Primary Beneficiary [Member]
Total assets	617,631	286,476
Total liabilities	¥ 46,528